Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Class A Preferred Shares	Class B Preferred Shares	Ordinary Share	Additional paid-in capital	Statutory Reserve	Retained earnings (Accumulated Deficit)	Accumulated other comprehensive (loss) income	Non- controlling interest	Total
Balance at Dec. 31, 2020	$ 11,025,327	$ 31,087,732		$ 3,312,189	$ 202,592	$ (14,330,288)	$ 2,310,369	$ 19,278,508	$ 52,886,429
Balance (in Shares) at Dec. 31, 2020	715,000	291,795,150	25,287,851
Net income (loss)						(527,427)		67,030	(460,397)
Deconsolidation of subsidiaries
Dividend to shareholders	343,200					(343,200)
Transfer to statutory reserve
Foreign currency translation adjustments							303,311	226,482	529,793
Balance at Jun. 30, 2021	$ 11,368,527	$ 31,087,732		3,312,189	202,592	(15,200,915)	2,613,680	19,572,020	52,955,825
Balance (in Shares) at Jun. 30, 2021	715,000	291,795,150	25,287,851
Balance at Dec. 31, 2021	$ 11,711,727	$ 31,087,732		3,312,189	362,797	(14,805,802)	3,128,086	20,152,951	54,949,680
Balance (in Shares) at Dec. 31, 2021	715,000	291,795,150	25,287,851
Net income (loss)						322,005		241,367	563,372
Dividend to shareholders	340,379					(340,379)
Transfer to statutory reserve
Foreign currency translation adjustments							(1,690,852)	(1,007,858)	(2,698,710)
Balance at Jun. 30, 2022	$ 12,052,106	$ 31,087,732		$ 3,312,189	$ 362,797	$ (14,824,176)	$ 1,437,234	$ 19,386,460	$ 52,814,342
Balance (in Shares) at Jun. 30, 2022	715,000	291,795,150	25,287,851